Net Loss Per Common Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Numerator - basic and diluted:
Net loss	$ (224,217)	$ (105,556)	$ (105,981)	$ (119,872)	$ (609,192)	[1]	$ (225,428)	[1]	$ (401,905)	[2]	$ (33,077)	[2]	$ (24,266)	[2]
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	0	0			0		0		28,640
Less: Net loss attributable to the noncontrolling interest post Business Combination	204,462	103,484			576,301		221,476		365,848
Net loss attributable to controlling members	$ (19,755)	$ (2,072)	$ (1,880)	$ (1,880)	$ (32,891)		$ (3,952)		$ (7,417)		$ (33,093)		$ (24,248)
Class A Common Stock [Member]
Denominator - basic and diluted:
Weighed-average shares of common stock outstanding - basic	12,703,472	2,761,476	544,291	544,291	7,097,032		2,125,539		2,473,005	[3]
Weighed-average shares of common stock outstanding - diluted	12,703,472	2,761,476	544,291	544,291	7,097,032		2,125,539		2,473,005	[3]
Earnings per share of common stock - basic	$ (1.56)	$ (0.75)	$ (3.45)	$ (3.45)	$ (4.63)		$ (1.86)		$ (3)	[3]
Earnings per share of common stock - diluted	$ (1.56)	$ (0.75)	$ (3.45)	$ (3.45)	$ (4.63)		$ (1.86)		$ (3)	[3]

[1]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.
[2]	Balances include related party transactions. See Note 14, Related Party, for further details.
[3]	Earnings per share information has not been presented for periods prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. Refer to Note 16, Net Loss Per Common Share for further information.